DIVESTITURE - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 01, 2022	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture business		$ 4,943	$ 4,975	$ 37,635
(Losses) gains from business divestiture		$ 0	$ 4,768	$ 5,764
Disposal Group, Disposed of by Sale, Not Discontinued Operations | SIS
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture business	$ 42,400
Divestiture business holdback	4,700
Divestiture business consideration	47,100
(Losses) gains from business divestiture	5,800
Divestiture business closing cost	$ 4,700